ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
ACCOUNTS RECEIVABLE
	December 31, 2014	December 31, 2013

Accounts receivable, trade	$8,539	$13,373
Commodity taxes receivable	25	246
Refundable investment tax credit receivable	-	360
	$8,564	$13,979